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SHELTON TACTICAL CREDIT FUND

SCM Trust

Shelton Tactical Credit Fund

Supplement dated March 2, 2021 to the

Prospectus dated June 26, 2020, as supplemented

The Fees and Expenses of the Fund table and the Example of Expenses table with respect to the Shelton Tactical Credit Fund (the “Fund”) on page 10 of the prospectus are replaced in their entirety by the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SHELTON TACTICAL CREDIT FUND		DEBIX	DEBTX
Management fees		1.17%	1.17%
Distribution (12b-1) fees		none	0.25%
Dividend and interest expense on short sales	[1]	1.53%	1.53%
All other expenses	[1]	0.34%	0.34%
Total annual operating expenses		3.04%	3.29%
Expense Reimbursement	[2]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.92%	3.17%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.39% and 1.64% until June 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the “Board”). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SHELTON TACTICAL CREDIT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
DEBIX	295	928	1,586	3,347
DEBTX	332	989	1,669	3,484